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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0000866707


                             Pioneer Europe Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  November 1, 2002 through April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


                                    PIONEER
                            ------------------------
                                     EUROPE
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/03

                                 [LOGO] PIONEER
                                        Investments

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                              1
 Portfolio Summary                                  2
 Performance Update                                 3
 Portfolio Management Discussion                    8
 Schedule of Investments                           12
 Financial Statements                              18
 Notes to Financial Statements                     27
 Trustees, Officers and Service Providers          33
 Programs and Services for Pioneer Shareowners     34
 Retirement Plans for Pioneer                      36

Pioneer Europe Fund
LETTER TO SHAREOWNERS 4/30/03

Dear Shareowner,
--------------------------------------------------------------------------------
World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors
- can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ John A. Carey

John A. Carey
Executive Vice President, Pioneer Investment Management, Inc.
Director of Portfolio Management U.S.

Pioneer Europe Fund
PORTFOLIO SUMMARY 4/30/03

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks     98.3%
Preferred Common Stocks          1.7%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

     [THE FOLLOWING WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

United Kingdom     36.8%
France             15.3%
Switzerland        11.3%
Germany             9.6%
Netherlands         9.1%
Italy               4.8%
Spain               4.1%
Finland             3.3%
Ireland             3.1%
Portugal            0.9%
Denmark             0.6%
Sweden              0.6%
Greece              0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  1.    Vodafone Group Plc                 5.30%
  2.    Royal Dutch Petroleum Co.          3.33
  3.    Nokia Oyj                          3.26
  4.    UBS AG                             3.24
  5.    Novartis AG                        3.05
  6.    BNP Paribas SA                     2.79
  7.    Shell Transport & Trading Co.      2.77
  8.    GlaxoSmithKline Plc                2.61
  9.    BP Amoco Plc                       2.58
 10.    AstraZeneca Plc                    2.50

Fund holdings will vary for other periods.

Pioneer Europe Fund
PERFORMANCE UPDATE 4/30/03                             CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $19.76    $19.40

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2003)

            Net Asset  Public Offering
Period        Value        Price*
 10 Years      6.02%        5.39%
 5 Years      -9.42       -10.49
 1 Year      -16.48       -21.27


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment

   [THE FOLLOWING WAS REPRESENTED AS A MOUTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer     MSCI
                Europe     Europe
                 Fund*     Index

4/93              9425     10000
                 10423     11290
10/94            12081     12559
                 13908     14218
10/96            16384     16701
                 21020     21041
10/98            24069     25894
                 26237     29138
10/00            28028     29411
                 19556     22693
10/02            16603     19540
4/03             16911     20355

The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Europe Fund
PERFORMANCE UPDATE 4/30/03                                        CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $18.28    $18.04

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2003)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/4/94)             4.10%        4.10%
5 Years            -10.25       -10.42
1 Year             -17.29       -20.59

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment

   [THE FOLLOWING WAS REPRESENTED AS A MOUTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer     MSCI
                Europe     Europe
                 Fund*     Index

4/94             10000     10000
                 10539     10309
10/95            12060     11672
                 14089     13709
10/97            17493     17272
                 20367     21256
10/99            22021     23919
                 23322     24143
10/01            16106     18628
                 13545     16040
4/03             13726     16710

+ Index comparison begins April 30, 1994. The Morgan Stanley Capital
  International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far
  East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Europe Fund
PERFORMANCE UPDATE 4/30/03                                        CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $18.22    $17.98

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2003)
                  Net Asset  Public Offering
Period              Value      Price/CDSC*
Life-of-Class
(1/31/96)            1.50%        1.36%
5 Years            -10.22       -10.40
1 Year             -17.29       -18.11

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge
  (CDSC) applies to investments sold within one year of purchase.

Value of $10,000 Investment

   [THE FOLLOWING WAS REPRESENTED AS A MOUTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer     MSCI
                Europe     Europe
                 Fund*     Index

1/96              9900     10000
                 11277     11232
10/97            14375     14151
                 16345     17414
10/99            17685     19596
                 18733     19780
10/01            12947     15262
                 10883     13142
4/03             11028     13690

  The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
  Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Europe Fund
PERFORMANCE UPDATE 4/30/03                                        CLASS R SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   4/1/03
                 $19.76    $17.88

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 4/30/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns+
(As of April 30, 2003)
                If          If
Period         Held      Redeemed*
 10 Years      5.65%       5.65%
 5 Years      -9.59       -9.59
 1 Year      -16.45      -17.28


* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

Value of $10,000 Investment

   [THE FOLLOWING WAS REPRESENTED AS A MOUTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer     MSCI
                Europe     Europe
                 Fund*     Index

4/93              9425     10000
                 10423     11290
10/94            12081     12559
                 13908     14218
10/96            16384     16701
                 21020     21041
10/98            24069     25894
                 26237     29138
10/00            28028     29411
                 20044     22693
10/02            17018     19540
4/03             17333     20355

+ Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

  The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
  Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Europe Fund
PERFORMANCE UPDATE 4/30/03                                        CLASS Y SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $20.33    $19.88

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns*
(As of April 30, 2003)
                     If           If
Period              Held       Redeemed
Life-of-Class
(7/2/98)           -9.36%       -9.36%
1 Year            -15.82       -15.82

* Assumes reinvestment of distributions.

Value of $10,000 Investment

   [THE FOLLOWING WAS REPRESENTED AS A MOUTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer     MSCI
                Europe     Europe
                 Fund*     Index

7/98             10000     10000
                  8458      9064
10/99             9269     10199
                  9950     10295
10/01             6973      7943
                  5960      6840
4/03              6095      7126

+ Index comparison begins July 31, 1998. The Morgan Stanley Capital
  International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far
  East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on fund distributions or the redemption of fund shares.

Pioneer Europe Fund
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03

European stocks enjoyed a dramatic comeback in April, climbing 10% during the month. This rally helped push Pioneer Europe Fund's performance for the six months ended April 30, 2002, into positive territory for the first half of its fiscal year. It appears that the relatively short duration of the war in Iraq helped to temper investors' anxiety and ease the uncertainty overshadowing stock markets worldwide. In the following interview, Stan Pearson, a member of the Fund's portfolio management team, suggests that while volatility and stagnant economic growth are complicating a recovery, the outlook is improving.

Q: How did European stock markets perform during the first half of the Fund's fiscal year?

A: European stock markets experienced great volatility during the six months. A market rally that commenced in October 2002 continued into November, triggering a rebound in stocks that had sold off heavily during the third quarter of 2002. The technology, telecommunications and financial sectors were the biggest gainers during this period. However, renewed geopolitical tensions and soaring oil prices prompted a sharp sell off in December, which continued until the final weeks of March. During this time, reports of corporate malfeasance further aggravated confidence, and investors moved out of higher risk assets into fixed-income securities and precious metals.

    While geopolitical tensions dominated investor sentiment throughout the past six months, the weakness of the European economy, in particular Germany, also remained a key concern. The strong appreciation of the euro held contrasting fortunes for our shareowners. While the value of their shares received a boost as the U.S. dollar weakened, the impact of a strong euro on the value of European companies' overseas earnings had a profoundly negative impact on businesses that rely heavily on exporting their products beyond the euro zone. In addition, several companies are in the process of deleveraging and strengthening their balance sheets. This process is triggering an unusually high level of stock issuance, which is overwhelming demand and suppressing prices.

Q:  How did the Fund perform in this environment?

A: For the six months ended April 30, 2003, the Fund's Class A, B and C shares returned 1.86%, 1.33% and 1.33% at net asset

Pioneer Europe Fund

    value, respectively. In comparison, the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, posted a return of 4.17% for the same period. We attribute the Fund's underperformance relative to its benchmark to disappointing performance among a handful of individual stocks that lagged their respective sectors. For instance, food retailer Ahold (Netherlands) came under pressure in late February when it announced it had overstated its 2001 and 2002 earnings by $500 million. As is the case in the United States, closer scrutiny of balance sheets has produced a wave of restated earnings across Europe, and investors have been quick to punish companies that have been less than forthcoming with their corporate reporting - regardless of their underlying strength.

Q:  Which sectors saw the greatest improvement during the six months?

A: Europe's telecommunications, software and services sectors rallied strongly early in the period, outperforming the benchmark by a considerable margin, but lost momentum when caution returned to the markets in December. However, several defensive industries, including the utility, financial and industrial sectors, performed well for your Fund in the slower-growth environment. Defensive sectors tend to have a low correlation to the underlying strength of the economy, whereas cyclical sectors tend to move in tandem with the pace of economic growth.

Q: Could you describe some of the Fund's holdings that prospered during the six-month period?

A: Certainly. Our decision to emphasize investments in the capital goods sector proved rewarding. Construction and engineering company Grupo Dragados (Spain) is benefiting from strong government-sponsored contracts. Our decision to hold building materials company St. Gobain (France) in spite of its asbestos-related litigation liabilities proved worthwhile. Its share price recovered strongly when the company disclosed the true extent of its exposure and the adequate resources it possessed to meet these liabilities. Furthermore, proposals to introduce a cap in liabilities any company might face in the future were well received.

    The materials and utilities sectors also enjoyed solid relative performance. Building materials company Wolseley benefited from strong

Pioneer Europe Fund
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03                            (continued)

    activity in the U.S. and U.K. housing markets. Given the defensive quality of the materials sector, the Fund's investments in housing materials provider CRH (Ireland), metals and mining producer Rio Tinto (United Kingdom) and industrial gas producer L'Air Liquide (France) also made notable contributions to performance.

    A handful of our stock selections in the banking sector turned in good performance for company-specific reasons. Allied Irish Banks benefited over the year from its strong market position in Ireland, whose economy continues to grow at rates well above the European average. In addition, the group successfully sold its U.S. subsidiary, Allfirst Financial, to M&T Bank while retaining an interest in the newly formed company. HSBC Holding (United Kingdom) rallied on news of its acquisition of the U.S. consumer finance company Household Finance Corporation.

    Finally, our decision to underweight insurance stocks benefited the Fund. Many European insurers are suffering from concerns that falling equity markets are pressuring companies' capital adequacy ratios, as losses on equity investments have depleted their capital bases.

Q:  Have prospects for the technology or telecommunications sectors improved?

A: The outlook for these sectors has improved since last August. Within the telecommunications sector, European operators have improved balance sheets and pursued aggressive cost cutting programs. Among the principal operators, we believe that KPN (Netherlands), BT (United Kingdom) Telecom Italia (Italy) and France Telecom have made good progress in reducing their debt burden, and their rising stock prices reflect improved sentiment towards the sector. Within the technology sector, stocks such as Nokia (Finland) have performed strongly despite weak market conditions. Additionally, Ericsson (Sweden) and Alcatel (France) are addressing their overcapacity problems. They have been reducing costs through office closings and the elimination of non-core activities. We are confident that these companies are well placed to benefit from an eventual resumption in demand once business spending increases.

Pioneer Europe Fund

Q:  What is your outlook for the balance of the fiscal year?

A: Our outlook for Europe's economy is cautiously optimistic. Not only did the price of oil decline in response to the resolution of a quick war with Iraq and the political unrest in Venezuela, but the majority of corporate earnings announcements during the first quarter of 2003 proved better than expected. Furthermore, even with the strong rally across Europe in April, stock price valuations remain attractive.

    We are maintaining a modestly defensive posture in the portfolio. Some degree of uncertainty is likely to continue, with stock markets rising and falling as an indicator of investors' outlook about the Middle East and economic growth. We anticipate that with a reduction in political tensions, investors will once again turn their attention toward corporate earnings and prospects for the European economy.

Pioneer Europe Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)

   Shares                                                  Value
              PREFERRED STOCK - 1.7%
              Materials - 0.5%
              Specialty Chemicals - 0.5%
  13,576      Henkel KGAA Pfd. (Non Voting)         $    876,729
                                                    ------------
              Total Materials                       $    876,729
                                                    ------------
              Automobiles & Components - 1.2%
              Automobile Manufacturers - 1.2%
   5,264      Porsche AG Designs                    $  1,936,995
                                                    ------------
              Total Automobiles & Components        $  1,936,995
                                                    ------------
              TOTAL PREFERRED STOCK
              (Cost $2,372,337)                     $  2,813,724
                                                    ------------
              COMMON STOCKS - 98.3%
              Energy - 12.5%
              Integrated Oil & Gas - 7.8%
 674,732      BP Amoco Plc                          $  4,271,740
 279,506      ENI S.p.A.                               3,995,203
 766,052      Shell Transport & Trading Co.            4,580,280
                                                    ------------
                                                    $ 12,847,223
                                                    ------------
              Oil & Gas Refining, Marketing &
              Transportation - 4.7%
 134,225      Royal Dutch Petroleum Co.             $  5,502,046
  17,944      Total Fina Elf SA                        2,358,164
                                                    ------------
                                                    $  7,860,210
                                                    ------------
              Total Energy                          $ 20,707,433
                                                    ------------
              Materials - 4.7%
              Construction Materials - 1.4%
 156,832      CRH Plc                               $  2,411,872
                                                    ------------
              Diversified Metals & Mining - 2.2%
 140,666      Rio Tinto Plc                         $  2,684,616
  37,490      Sandvik AB                                 954,212
                                                    ------------
                                                    $  3,638,828
                                                    ------------
              Specialty Chemicals - 1.1%
  11,931      L'Air Liquide SA*                     $  1,810,813
                                                    ------------
              Total Materials                       $  7,861,513
                                                    ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

   Shares                                                        Value
              Capital Goods - 3.8%
              Aerospace & Defense - 0.5%
  77,603      Smiths Industries                           $    819,361
                                                          ------------
              Construction & Engineering - 2.6%
  94,820      Compagnie de Saint-Gobain                   $  3,289,717
  53,495      Grupo Dragados SA                              1,024,316
                                                          ------------
                                                          $  4,314,033
                                                          ------------
              Electrical Components & Equipment - 0.7%
  73,740      Thomson Multimedia*                         $  1,082,891
                                                          ------------
              Total Capital Goods                         $  6,216,285
                                                          ------------
              Commercial Services & Supplies - 1.3%
              Diversified Commercial Services - 1.3%
  27,362      ISS International Service System AS         $  1,026,060
  71,075      TNT Post Group NV*                             1,111,324
                                                          ------------
                                                          $  2,137,384
                                                          ------------
              Total Commercial Services & Supplies        $  2,137,384
                                                          ------------
              Automobiles & Components - 2.2%
              Automobile Manufacturers - 2.2%
  49,026      Bayerische Motoren Werke AG                 $  1,629,642
  42,303      Puegeot Citroen SA                             1,984,341
                                                          ------------
                                                          $  3,613,983
                                                          ------------
              Total Automobiles & Components              $  3,613,983
                                                          ------------
              Hotels, Restaurants & Leisure - 1.2%
              Restaurants - 1.2%
 443,502      Compass Group Plc                           $  2,029,150
                                                          ------------
              Total Hotels, Restaurants & Leisure         $  2,029,150
                                                          ------------
              Media - 4.2%
              Advertising - 0.6%
  42,628      Publicis SA                                 $    942,580
                                                          ------------
              Movies & Entertainment - 0.5%
  99,596      Pearson Plc                                 $    828,510
                                                          ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)

   Shares                                                       Value
              Publishing - 3.1%
  216,850     Elsevier NV                                $  2,473,867
  102,677     Vivendi Universal                             1,676,652
   34,631     VNU NV                                        1,007,060
                                                         ------------
                                                         $  5,157,579
                                                         ------------
              Total Media                                $  6,928,669
                                                         ------------
              Retailing - 0.6%
              Home Improvement Retail - 0.6%
  104,243     Wolseley Plc                               $  1,000,578
                                                         ------------
              Total Retailing                            $  1,000,578
                                                         ------------
              Food & Drug Retailing - 6.7%
              Food Retail - 6.7%
   19,132     Carrefour Supermarch*                      $    833,888
   16,831     Nestle SA (Registered Shares)                 3,436,293
1,179,898     Tesco Plc                                     3,732,618
   47,723     Unilever NV                                   3,013,065
                                                         ------------
                                                         $ 11,015,864
                                                         ------------
              Total Food & Drug Retailing                $ 11,015,864
                                                         ------------
              Food, Beverage & Tobacco - 3.8%
              Distillers & Vintners - 1.5%
  217,140     Diageo Plc                                 $  2,405,538
                                                         ------------
              Tobacco - 2.3%
  405,058     British American Tobacco Plc               $  3,874,994
                                                         ------------
              Total Food, Beverage & Tobacco             $  6,280,532
                                                         ------------
              Health Care Equipment & Supplies - 0.7%
              Health Care Equipment - 0.7%
   29,065     Gehe AG                                    $  1,178,407
                                                         ------------
              Total Health Care Equipment & Supplies     $  1,178,407
                                                         ------------
              Pharmaceuticals & Biotechnology - 12.3%
              Biotechnology - 0.4%
  177,933     Celltech Chiroscience Plc*                 $    728,700
                                                         ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

   Shares                                                      Value
              Pharmaceuticals - 11.9%
  18,704      Altana AG                                 $    918,366
 105,249      AstraZeneca Plc                              4,128,488
  52,964      Aventis SA                                   2,676,948
 215,421      GlaxoSmithKline Plc                          4,307,751
 127,517      Novartis AG                                  5,037,406
  58,592      Schering AG                                  2,587,869
                                                        ------------
                                                        $ 19,656,828
                                                        ------------
              Total Pharmaceuticals & Biotechnology     $ 20,385,528
                                                        ------------
              Banks - 15.2%
 171,875      Allied Irish Banks Plc                    $  2,668,204
 300,707      Banco Bilbao Vizcaya Argentaria SA           3,033,660
  74,784      Banco Popolare Di Verona*                    1,015,416
 599,112      Barclays Plc                                 4,111,667
  98,139      BNP Paribas SA                               4,616,658
  37,229      CS Group*                                      890,659
 348,611      HSBC Holding Plc                             3,822,972
 123,966      Royal Bank of Scotland Group Plc             3,252,363
 149,211      Standard Chartered Plc                       1,666,130
                                                        ------------
              Total Banks                               $ 25,077,729
                                                        ------------
              Diversified Financials - 7.7%
              Diversified Financial Services - 7.7%
  52,484      Deutsche Boerse AG                        $  2,465,432
  85,400      ING Groep NV                                 1,389,753
  85,400      ING Groep NV (Dividend Coupon)                  14,327
  30,225      Societe Generale                             1,852,523
  24,625      Swiss Re                                     1,610,998
 112,836      UBS AG                                       5,361,439
                                                        ------------
                                                        $ 12,694,472
                                                        ------------
              Total Diversified Financials              $ 12,694,472
                                                        ------------
              Insurance - 1.2%
              Life & Health Insurance - 0.4%
  58,527      Aegon NV                                  $    596,346
   2,341      Aegon NV (Dividend Coupon)                      23,855
                                                        ------------
                                                        $    620,201
                                                        ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)

   Shares                                                             Value
               Multi-Line Insurance - 0.8%
   90,438      AXA SA                                          $  1,376,657
                                                               ------------
               Total Insurance                                 $  1,996,858
                                                               ------------
               Software & Services - 1.2%
               Application Software - 1.2%
  228,470      Indra Sistemas SA                               $  1,967,600
                                                               ------------
               Total Software & Services                       $  1,967,600
                                                               ------------
               Technology Hardware & Development - 6.0%
               Electronic Equipment & Instruments - 2.7%
   37,727      Roche Holdings AG                               $  2,404,076
   42,167      Siemens AG                                         2,101,526
                                                               ------------
                                                               $  4,505,602
                                                               ------------
               Telecommunications Equipment - 3.3%
  317,771      Nokia Oyj                                       $  5,388,033
                                                               ------------
               Total Technology Hardware & Development         $  9,893,635
                                                               ------------
               Telecommunication Services - 9.2%
               Integrated Telecommunication Services - 3.9%
  119,227      British Sky Broadcasting Plc*                   $  1,227,371
   77,250      Hellenic Telecom Organization*                       831,171
  212,354      Portugal Telecom, SGPS, SA                         1,522,423
  255,682      Telecom Italia Mobile S.p.A.                       1,212,503
  210,764      Telecom Italia S.p.A.                              1,723,180
                                                               ------------
                                                               $  6,516,648
                                                               ------------
               Wireless Telecommunication Services - 5.3%
4,446,588      Vodafone Group Plc                              $  8,767,311
                                                               ------------
               Total Telecommunication Services                $ 15,283,959
                                                               ------------
               Utilities - 3.8%
               Electric Utilities - 3.3%
   46,504      E.On AG                                         $  2,210,008
   47,110      Iberdrola SA                                         760,320
  116,163      National Grid Trans Plc*                             763,769
  281,737      Scottish Power Plc*                                1,746,498
                                                               ------------
                                                               $  5,480,595
                                                               ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

  Shares                                                       Value
             Water Utilities - 0.5%
  35,071     Veolia Environment                         $    759,007
                                                        ------------
             Total Utilities                            $  6,239,602
                                                        ------------
             TOTAL COMMON STOCKS
             (Cost $171,689,338)                        $162,509,181
                                                        ============
             TOTAL INVESTMENT IN SECURITIES - 100.0%
             (Cost $174,061,675) (a)(b)(c)              $165,322,905
                                                        ============

  * Non-income producing security.

(a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

  United Kingdom            36.8%
  France                    15.3
  Switzerland               11.3
  Germany                    9.6
  Netherlands                9.1
  Italy                      4.8
  Spain                      4.1
  Finland                    3.3
  Ireland                    3.1
  Portugal                   0.9
  Denmark                    0.6
  Sweden                     0.6
  Greece                     0.5
                            ----
                           100.0%
                           =====

(b) At April 30, 2003 the net unrealized loss on investments based on cost for federal income tax purposes of $177,444,360 was as follows:

    Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost                                     $  6,692,001
    Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value                                      (18,813,456)
                                                                                            ------------
    Net unrealized loss                                                                     $(12,121,455)
                                                                                            ============

(c) As of October 31, 2002, the Fund had a capital loss carryforward of $56,486,641, which will expire between 2008 and 2010 if not utilized.

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2003 aggregated $38,380,682 and $50,467,556, respectively.

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
BALANCE SHEET 4/30/03 (unaudited)

ASSETS:
   Investment in securities, at value (cost $174,061,675)             $ 165,322,905
   Cash                                                                   7,224,700
   Foreign currency, at value                                                 1,836
   Futures collateral                                                       800,000
   Receivables -
     Fund shares sold                                                       975,671
     Dividends, interest and foreign taxes withheld                       1,350,965
   Other                                                                     78,930
                                                                      -------------
       Total assets                                                   $ 175,755,007
                                                                      -------------
LIABILITIES:
   Payables -
     Fund shares repurchased                                          $   1,803,025
   Futures variation margin                                                  74,824
   Due to affiliates                                                        332,781
   Accrued expenses                                                         206,147
   Other                                                                     65,349
                                                                      -------------
       Total liabilities                                              $   2,482,126
                                                                      -------------
NET ASSETS:
   Paid-in capital                                                    $ 252,285,369
   Accumulated undistributed net investment income                          477,431
   Accumulated net realized loss on investments, futures
     contracts and foreign currency transactions                        (70,765,861)
   Net unrealized loss on investments                                    (8,738,770)
   Net unrealized loss on futures contracts                                 (76,621)
   Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies          91,333
                                                                      -------------
       Total net assets                                               $ 173,272,881
                                                                      =============
NET ASSET VALUE PER SHARE:
   Class A (based on $114,098,340/5,773,555 shares)                   $       19.76
                                                                      =============
   Class B (based on $45,662,051/2,498,174 shares)                    $       18.28
                                                                      =============
   Class C (based on $11,574,515/635,203 shares)                      $       18.22
                                                                      =============
   Class R (based on $553.28/28 shares)                               $       19.76
                                                                      =============
   Class Y (based on $1,937,422/95,301 shares)                        $       20.33
                                                                      =============
MAXIMUM OFFERING PRICE:
   Class A ($19.76 \d 94.25%)                                         $       20.97
                                                                      =============
   Class C ($18.22 \d 99.00%)                                         $       18.40
                                                                      =============

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 4/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $324,990)       $  2,408,842
  Interest                                                           6,916
                                                              ------------
       Total investment income                                                    $  2,415,758
                                                                                  ------------
EXPENSES:
  Management fees                                             $    838,365
  Transfer agent fees
     Class A                                                       298,730
     Class B                                                       195,429
     Class C                                                        47,279
     Class Y                                                            17
  Distribution fees
     Class A                                                       133,800
     Class B                                                       236,355
     Class C                                                        57,339
  Custodian fees                                                    42,527
  Registration fees                                                 29,873
  Professional fees                                                 11,691
  Printing                                                          45,608
  Fees and expenses of nonaffiliated trustees                        3,264
                                                              ------------
       Total expenses                                                             $  1,940,277
       Less fees paid indirectly                                                        (1,950)
                                                                                  ------------
       Net expenses                                                               $  1,938,327
                                                                                  ------------
         Net investment income                                                    $    477,431
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
     Investments                                              $(10,863,126)
     Futures contracts                                             122,232
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies          (155,641)       $(10,896,535)
                                                              ------------        ------------
  Change in net unrealized gain (loss) from:
     Investments                                              $ 13,934,045
     Futures contracts                                            (381,777)
     Forward foreign currency contracts and other
       assets and liabilities denominated in foreign
       currencies                                                    6,527        $ 13,558,795
                                                              ------------        ------------
     Net gain on investments and foreign currency
       transactions                                                               $  2,662,260
                                                                                  ------------
     Net increase in net assets resulting from operations                         $  3,139,691
                                                                                  ============

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                                           Six Months
                                                              Ended
                                                             4/30/03          Year Ended
                                                           (unaudited)         10/31/02
FROM OPERATIONS:
Net investment income (loss)                              $    477,431       $   (448,297)
Net realized loss on investments, futures contracts
  and foreign currency transactions                        (10,896,535)       (25,082,839)
Change in net unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions       13,558,795         (5,397,104)
                                                          ------------       ------------
  Net increase (decrease) in net assets resulting
     from operations                                      $  3,139,691       $(30,928,240)
                                                          ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $130,857,004       $198,272,236
Cost of shares repurchased                                (143,318,080)      (258,730,533)
                                                          ------------       ------------
  Net decrease in net assets resulting from fund
     share transactions                                   $(12,461,076)      $(60,458,297)
                                                          ------------       ------------
  Net decrease in net assets                              $ (9,321,385)      $(91,386,537)
NET ASSETS:
Beginning of period                                        182,594,266        273,980,803
                                                          ------------       ------------
End of period (including accumulated net investment
  income of $477,431 and $0, respectively)                $173,272,881       $182,594,266
                                                          ============       ============

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                 '03 Shares      '03 Amount
                                 (unaudited)     (unaudited)      '02 Shares      '02 Amount
CLASS A
Shares sold                       6,391,310     $120,033,645       7,647,990     $161,453,853
Less shares repurchased          (6,599,391)    (124,638,185)     (9,000,673)    (194,461,375)
                                 ----------     ------------      ----------     ------------
  Net decrease                     (208,081)    $ (4,604,540)     (1,352,683)    $(33,007,522)
                                 ==========     ============      ==========     ============
CLASS B
Shares sold                          79,628     $  1,424,493         438,959     $  9,257,799
Less shares repurchased            (464,044)      (8,072,278)     (1,428,876)     (29,996,573)
                                 ----------     ------------      ----------     ------------
  Net decrease                     (384,416)    $ (6,647,785)       (989,917)    $(20,738,774)
                                 ==========     ============      ==========     ============
CLASS C
Shares sold                         512,088     $  8,941,208         524,672     $ 10,712,190
Less shares repurchased            (564,750)      (9,883,438)       (841,956)     (17,464,179)
                                 ----------     ------------      ----------     ------------
  Net decrease                      (52,662)    $   (942,230)       (317,284)    $ (6,751,989)
                                 ==========     ============      ==========     ============
CLASS R*
Shares sold                              28     $        500               -     $          -
Less shares repurchased                   -                -               -                -
                                 ----------     ------------      ----------     ------------
  Net increase                           28     $        500               -     $          -
                                 ==========     ============      ==========     ============
CLASS Y
Shares sold                          24,072     $    457,158         845,869     $ 16,848,394
Less shares repurchased             (37,630)        (724,179)       (815,867)     (16,808,406)
                                 ----------     ------------      ----------     ------------
  Net increase (decrease)           (13,558)    $   (267,021)         30,002     $     39,988
                                 ==========     ============      ==========     ============

*Class R shares were first publically offered on April 1, 2003.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Pioneer Europe Fund

                                                 Six Months
                                                    Ended
                                                   4/30/03     Year Ended   Year Ended   Year Ended     Year Ended   Year Ended
CLASS A                                          (unaudited)    10/31/02     10/31/01     10/31/00       10/31/99     10/31/98
Net asset value, beginning of period              $   19.40     $   22.85    $   32.75    $   31.71      $   29.87    $   27.60
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                     $    0.09     $    0.06    $    0.07    $   (0.15)     $    0.12    $    0.10
 Net realized and unrealized gain (loss) on
   investments, futures contracts and foreign
   currency transactions                               0.27         (3.51)       (9.97)        2.30           2.54         3.72
                                                  ---------     ---------    ---------    ---------      ---------    ---------
   Net increase (decrease) from investment
     operations                                   $    0.36     $   (3.45)   $   (9.90)   $    2.15      $    2.66    $    3.82
Distributions to shareowners:
 Net investment income                                   --            --           --        (0.00)(a)      (0.09)          --
 Net realized gain                                       --            --           --        (1.11)         (0.73)       (1.55)
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value        $    0.36     $   (3.45)   $   (9.90)   $    1.04      $    1.84    $    2.27
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Net asset value, end of period                    $   19.76     $   19.40    $   22.85    $   32.75      $   31.71    $   29.87
                                                  =========     =========    =========    =========      =========    =========
Total return*                                          1.86%       (15.10)%     (30.23)%       6.83%          9.01%       14.51%
Ratio of net expenses to average net assets+           1.97%**       1.89%        1.76%        1.54%          1.63%        1.54%
Ratio of net investment income (loss) to
  average net assets+                                  0.94%**       0.14%       (0.07)%      (0.39)%         0.29%        0.47%
Portfolio turnover rate                                  47%**         38%         116%          46%            60%          39%
Net assets, end of period (in thousands)          $ 114,098     $ 116,051    $ 167,568    $ 314,781      $ 268,446    $ 315,309
Ratios with no waiver of management fees by PIM
 and no reduction for fees paid indirectly:
   Net expenses                                        1.97%**       1.89%        1.76%        1.54%          1.63%        1.54%
   Net investment income (loss)                        0.94%**       0.14%       (0.07)%      (0.39)%         0.29%        0.47%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
   Net expenses                                        1.97%**       1.89%        1.74%        1.52%          1.62%        1.49%
   Net investment income (loss)                        0.94%**       0.14%       (0.05)%      (0.37)%         0.30%        0.52%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Pioneer Europe Fund

                                                 Six Months
                                                    Ended
                                                   4/30/03     Year Ended   Year Ended   Year Ended     Year Ended   Year Ended
CLASS B                                          (unaudited)    10/31/02     10/31/01     10/31/00       10/31/99     10/31/98
Net asset value, beginning of period              $   18.04     $   21.45    $   31.06    $   30.38      $   28.79    $   26.88
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                              $   (0.01)    $   (0.40)   $   (0.38)   $   (0.40)     $   (0.18)   $   (0.09)
 Net realized and unrealized gain (loss) on
   investments, futures contracts and foreign
   currency transactions                               0.25         (3.01)       (9.23)        2.19           2.50         3.55
                                                  ---------     ---------    ---------    ---------      ---------    ---------
   Net increase (decrease) from investment
     operations                                   $    0.24     $   (3.41)   $   (9.61)   $    1.79      $    2.32    $    3.46
Distributions to shareowners:
 Net realized gain                                       --            --           --        (1.11)         (0.73)       (1.55)
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value        $    0.24     $   (3.41)   $   (9.61)   $    0.68      $    1.59    $    1.91
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Net asset value, end of period                    $   18.28     $   18.04    $   21.45    $   31.06      $   30.38    $   28.79
                                                  =========     =========    =========    =========      =========    =========
Total return*                                          1.33%       (15.90)%     (30.94)%       5.90%          8.12%       13.50%
Ratio of net expenses to average net assets+           2.99%**       2.81%        2.64%        2.37%          2.48%        2.35%
Ratio of net investment loss to average net
 assets+                                              (0.15)%**     (0.78)%      (0.94)%      (1.21)%        (0.52)%      (0.34)%
Portfolio turnover rate                                  47%**         38%         116%          46%            60%          39%
Net assets, end of period (in thousands)          $  45,662     $  52,009    $  83,075    $ 150,436      $ 129,336    $ 135,535
Ratios with no waiver of management fees by PIM
 and no reduction for fees paid indirectly:
   Net expenses                                        2.99%**       2.81%        2.64%        2.37%          2.48%        2.35%
   Net investment loss                                (0.15)%**     (0.78)%      (0.94)%      (1.21)%        (0.52)%      (0.34)%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
   Net expenses                                        2.99%**       2.81%        2.63%        2.36%          2.47%        2.31%
   Net investment loss                                (0.15)%**     (0.78)%      (0.93)%      (1.20)%        (0.51)%      (0.30)%

(a) The per share data presented above is based upon the average shares outstanding for the year presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Pioneer Europe Fund

                                                      Six Months
                                                        Ended
                                                       4/30/03      Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                              (unaudited)     10/31/02    10/31/01    10/31/00    10/31/99    10/31/98
Net asset value, beginning of period                   $  17.98      $  21.39    $  30.95    $  30.27    $  28.67    $  26.73
                                                       --------      --------    --------    --------    --------    --------
Increase (decrease) from investment operations:
 Net investment loss                                   $  (0.01)     $  (0.45)   $  (0.44)   $  (0.39)   $  (0.13)   $  (0.04)
 Net realized and unrealized gain (loss) on
   investments, futures contracts and foreign
   currency transactions                                   0.25         (2.96)      (9.12)       2.18        2.46        3.53
                                                       --------      --------    --------    --------    --------    --------
   Net increase (decrease) from investment operations  $   0.24      $  (3.41)   $  (9.56)   $   1.79    $   2.33    $   3.49
Distributions to shareowners:
 Net realized gain                                           --            --          --       (1.11)      (0.73)      (1.55)
                                                       --------      --------    --------    --------    --------    --------
Net increase (decrease) in net asset value             $   0.24      $  (3.41)   $  (9.56)   $   0.68    $   1.60    $   1.94
                                                       --------      --------    --------    --------    --------    --------
Net asset value, end of period                         $  18.22      $  17.98    $  21.39    $  30.95    $  30.27    $  28.67
                                                       ========      ========    ========    ========    ========    ========
Total return*                                              1.33%       (15.94)%    (30.89)%      5.93%       8.19%      13.70%
Ratio of net expenses to average net assets                2.98%**       2.82%       2.60%       2.34%       2.42%       2.28%
Ratio of net investment loss to average net
 assets                                                   (0.11)%**     (0.80)%     (0.93)%     (1.19)%     (0.44)%     (0.20)%
Portfolio turnover rate                                      47%**         38%        116%         46%         60%         39%
Net assets, end of period (in thousands)               $ 11,575      $ 12,391    $ 21,503    $ 46,544    $ 43,559    $ 39,261
Ratios with no waiver of management fees by PIM
 and no reduction for fees paid indirectly:
   Net expenses                                            2.98%**       2.82%       2.60%       2.34%       2.42%       2.28%
   Net investment loss                                    (0.11)%**     (0.80)%     (0.93)%     (1.19)%     (0.44)%     (0.20)%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
   Net expenses                                            2.98%**       2.82%       2.58%       2.33%       2.40%       2.22%
   Net investment loss                                    (0.11)%**     (0.80)%     (0.91)%     (1.18)%     (0.42)%     (0.14)%

(a) The per share data presented above is based upon the average shares outstanding for the year presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
FINANCIAL HIGHLIGHTS

                                                                     4/1/03 to
                                                                      4/30/03
                                                                    (unaudited)
CLASS R (a)
Net asset value, beginning of period                                  $ 17.88
                                                                      -------
Increase from investment operations:
  Net investment income                                               $  0.07
  Net realized and unrealized gain on investments, futures
     contracts and foreign currency transactions                         1.81
                                                                      -------
     Net increase from investment operations                          $  1.88
                                                                      -------
Net increase in net asset value                                       $  1.88
                                                                      -------
Net asset value, end of period                                        $ 19.76
                                                                      =======
Total return*                                                           10.51%
Ratio of net expenses to average net assets+                             2.37%**
Ratio of net investment income to average net assets+                    4.73%**
Portfolio turnover rate                                                    47%**
Net assets, end of period (in thousands)                              $     1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
     Net expenses                                                        2.37%**
     Net investment income                                               4.73%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
     Net expenses                                                        2.37%**
     Net investment income                                               4.73%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Pioneer Europe Fund

                                                  Six Months
                                                    Ended
                                                   4/30/03     Year Ended   Year Ended   Year Ended     Year Ended   Year Ended
CLASS Y                                          (unaudited)    10/31/02     10/31/01     10/31/00       10/31/99     10/31/98
Net asset value, beginning of period              $   19.88     $   23.26    $   33.19    $   31.97      $   29.90    $   34.63
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                     $    0.17     $    0.11    $   (0.25)   $      --      $    0.35    $    0.07
 Net realized and unrealized gain (loss) on
   investments, futures contracts and foreign
   currency transactions                               0.28         (3.49)       (9.68)        2.33           2.49        (4.80)
                                                  ---------     ---------    ---------    ---------      ---------    ---------
   Net increase (decrease) from investment
     operations                                   $    0.45     $   (3.38)   $   (9.93)   $    2.33      $    2.84    $   (4.73)
Distributions to shareowners:
 Net investment income                                   --            --           --        (0.00)(b)      (0.04)          --
 Net realized gain                                       --            --           --        (1.11)         (0.73)          --
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value        $    0.45     $   (3.38)   $   (9.93)   $    1.22      $    2.07    $   (4.73)
                                                  ---------     ---------    ---------    ---------      ---------    ---------
Net asset value, end of period                    $   20.33     $   19.88    $   23.26    $   33.19      $   31.97    $   29.90
                                                  =========     =========    =========    =========      =========    =========
Total return*                                          2.26%       (14.53)%     (29.92)%       7.35%          9.59%      (13.66)%
Ratio of net expenses to average net assets+           1.16%**       1.19%        1.20%        1.08%          1.12%        1.12%**
Ratio of net investment income (loss) to average
 net assets+                                           1.74%**       0.87%        0.53%       (0.01)%         0.90%        0.95%**
Portfolio turnover rate                                  47%**         38%         116%          46%            60%          39%
Net assets, end of period (in thousands)          $   1,937     $   2,164    $   1,834    $   2,953      $   6,252    $   7,738
Ratios with no waiver of management fees by PIM
 and no reduction
 for fees paid indirectly:
   Net expenses                                        1.16%**       1.19%        1.20%        1.08%          1.12%        1.12%**
   Net investment income (loss)                        1.74%**       0.87%        0.53%       (0.01)%         0.90%        0.95%**
Ratios with waiver of management fees by PIM and
 reduction for fees paid
 indirectly:
   Net expenses                                        1.16%**       1.16%        1.19%        1.07%          1.12%        1.11%**
   Net investment income                               1.74%**       0.90%        0.54%        0.00%          0.90%        0.96%**

(a) The per share data presented above is based upon the average shares outstanding for the year presented.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Europe Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in

Pioneer Europe Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03  (unaudited)                 (continued)

    computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to

Pioneer Europe Fund

    meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of April 30, 2003, the Fund had no outstanding portfolio or settlement hedges.

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     As of April 30, 2003, the Fund had the following open futures contract:

                       Number of
                       Contracts     Settlement        Market       Unrealized
Type                      Long          Month          Value        Gain (Loss)
-------------------   -----------   ------------   -------------   ------------
 DJ EURO STOXX 50           200      June 2003     $5,126,978      $(76,621)

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either

Pioneer Europe Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03  (unaudited)                 (continued)

    from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $10,197 in underwriting commissions on the sale of fund shares during the six months ended April 30, 2003.

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3).

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

Pioneer Europe Fund

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2003, $153,252 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $105,570 in transfer agent fees payable to PIMSS at April 30, 2003.

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $73,959 in distribution fees payable to PFD at April 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase.

Pioneer Europe Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03  (unaudited)                 (continued)

Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2003, CDSCs in the amount of $82,110 were paid to PFD.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $1,950 under such arrangements.

6. Line of Credit Facility
The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

Pioneer Europe Fund
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Marguerite A. Piret                      Joseph P. Barri, Secretary
Osbert M. Hood*
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Executive Vice President and Trustee of the Fund on 4/30/03.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares) Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701|M/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO] PIONEER Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    13271-00-0603
Boston, Massachusetts 02109     (Copyright) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 8, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 8, 2003

* Print the name and title of each signing officer under his or her signature.